Performance Management - Infrastructure Capital Nasdaq Option Income ETF	May 08, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance information for the Fund is not included because the Fund did not have annual returns for at least one calendar year as of the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at www.infracapfund.com/QVOL or by calling the Fund toll-free at 1-800-617-0004.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not have annual returns for at least one calendar year as of the date of this Prospectus.
Performance Availability Website Address [Text]	www.infracapfund.com/QVOL
Performance Availability Phone [Text]	1-800-617-0004